Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details 5) bbl in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) bbl	Dec. 31, 2022 USD ($) bbl
Bunker Oil Call Options Bought [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	31,139,250	22,600,500
Average strike per ton	95
Fair value of liabilities	$ 68	$ 74
Value at risk	15
Financial settlement inflows outflows	13
Bunker Oil Call Options Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	6
Bunker Oil Call Options Bought [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 62
Bunker Oil Put Options Sold [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	31,139,250	22,600,500
Average strike per ton	62
Fair value of liabilities	$ (71)	$ (51)
Value at risk	16
Bunker Oil Put Options Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(23)
Bunker Oil Put Options Sold [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (48)
Bunker Oil Forwards Contract Bought [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	960	2,085
Average strike per ton	13,791
Fair value of liabilities	$ 2	$ (1)
Value at risk	1
Financial settlement inflows outflows	3
Bunker Oil Forwards Contract Bought [Member] | Freight Forwards [Member]
IfrsStatementLineItems [Line Items]
Value at risk	2
Forward Freight [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1)	$ 22
Value at risk	32
Financial settlement inflows outflows	3
Forward Freight [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(15)
Forward Freight [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 14